Real Estate Activity Dispositions (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	May 04, 2021 USD ($)	Mar. 12, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Real Estate Investments, Net [Abstract]
Number of properties sold			6	3	7	21	8
Number of outparcels sold			1	0	1	1	0
Proceeds from sale of real estate			$ 58,356	$ 17,447	$ 57,902	$ 223,083	$ 82,145
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate dispositions			6	3	7	21	8
Number of outparcels sold			1	0	1	1	0
Proceeds from sale of real estate			$ 58,356	$ 17,447	$ 57,902	$ 223,083	$ 82,145
Gain on sale or contribution of property, net			$ 14,355	$ (826)	$ 10,117	$ 30,039	$ 16,757
Subsequent Event
Real Estate Investments, Net [Abstract]
Number of properties sold	2	5
Number of outparcels sold		1
Proceeds from sale of real estate	$ 20,200	$ 44,400
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate dispositions	2	5
Number of outparcels sold		1
Proceeds from sale of real estate	$ 20,200	$ 44,400